Subsequent Events	12 Months Ended
Apr. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

On May 7, 2025, the Company issued a press release announcing the receipt of a staff determination letter, dated May 2, 2025 (the “Notice”), from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that Nasdaq has determined to delist the Company’s securities from the Nasdaq Capital Market as the market value of the Company’s listed securities had fallen below the minimum requirement of $35 million for 30 consecutive trading days, and the Company did not regain compliance during the 180-calendar-day grace period that ended on April 28, 2025 in accordance with Nasdaq Listing Rule 5550(b)(2). On June 10, 2025, the Company attended a hearing to appeal the decision by the Nasdaq Listing and Hearing Review Council with its intent to pursue compliance through an alternative standard under Nasdaq Listing Rule 5550(b)(1), which requires a minimum stockholders’ equity of $2.5 million (the “Equity Rule”). On June 26, 2025, the Company announced the receipt of a notice from Nasdaq, notifying the Company that the Nasdaq Hearing Panel (the “Panel”) had determined to grant an exception to the Company through September 19, 2025 to regain compliance with Nasdaq Listing Rule 5550(b)(1), which requires a minimum stockholders’ equity of $2.5 million, subject to certain conditions. The capital raising is currently in progress. On June 6, 2025, the Company entered into a memorandum of understanding with a certain investor regarding a proposed third-party allotment of new shares in the amount of USD 2,500,000 to USD 4,000,000, effective until the execution of an underwriting agreement or August 31, 2025, whichever is earlier. The transaction has not been completed as of the date of this report.

On July 22, 2025, the Company entered into a loan agreement with Satoshi Kobayashi, the Company’s Chief Executive Officer, Interim Chief Financial Officer and Representative Director, pursuant to which the Company borrowed JPY17,000,000 (USD119,190) from Satoshi Kobayashi. The maturity date is set on September 30, 2025 and the loan does not bear interest.

The Company has assessed all events from April 30, 2025 up through August 27, 2025, which is the date that these financial statements are available to be issued, and, except as disclosed above, there are not any material subsequent events that require disclosure in these financial statements.